Cover	May 06, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A (this “Amendment”) is being filed by VisionWave Holdings, Inc. (the “Company,” “we,” “us,” or “our”) as an amendment to the Current Report on Form 8-K originally filed with the Securities and Exchange Commission on May 6, 2026 (the “Original 8-K”). This Amendment is filed solely to amend and restate the corporate presentation that was furnished as Exhibit 99.1 to the Original 8-K. The sole purpose of this Amendment is to make certain corrections and clarifications to the corporate presentation. This Amendment does not reflect any events occurring after the filing of the Original 8-K and does not amend or update any other disclosures contained in the Original 8-K. Except as expressly set forth in this Amendment, the Original 8-K continues to speak as of its original filing date. This Amendment is being filed to comply with the Company’s continuing disclosure obligations and to ensure the accuracy of the public record. Pursuant to the rules of the Securities and Exchange Commission, this Amendment is not an admission that the original filing was incomplete or inaccurate in any material respect.
Document Period End Date	May 06, 2026
Entity File Number	001-72741
Entity Registrant Name	VisionWave Holdings, Inc.
Entity Central Index Key	0002038439
Entity Tax Identification Number	99-5002777
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave.
Entity Address, Address Line Two	Suite 210 # 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	305-4790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VWAV
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	VWAVW
Security Exchange Name	NASDAQ